EQUITY (Tables)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Class of Stock [Line Items]
Schedule of Stock by Class [Table Text Block]

	Six Months Ended June 30,
	2018	2017
	Common Units	Common Units	Subordinated Units - PBF LLC
Balance at beginning of period	41,900,708	25,844,118	15,886,553
Vesting of phantom units, net of forfeitures	172,354	159,816	—
Conversion of subordinated units	—	15,886,553	(15,886,553)
Balance at end of period	42,073,062	41,890,487	—

	Three Months Ended June 30,
	2018	2017
	Common Units	Common Units	Subordinated Units - PBF LLC
Balance at beginning of period	41,900,708	25,876,472	15,886,553
Vesting of phantom units, net of forfeitures	172,354	127,462	—
Conversion of subordinated units	—	15,886,553	(15,886,553)
Balance at end of period	42,073,062	41,890,487	—

Schedule of Stockholders Equity
six months ended June 30, 2018 and 2017:

	Net Investment	Common Units	IDR Holder	Noncontrolling Interest	Total
Balance at December 31, 2017	$10,665	$(17,544)	$2,736	$171,903	$167,760
Net loss attributable to Development Assets	(2,363)	—	—	—	(2,363)
Contributions to Development Assets	4,193	—	—	—	4,193
Quarterly distributions to unitholders (including IDRs)	—	(41,560)	(5,691)	—	(47,251)
Distributions to TVPC members	—	—	—	(11,250)	(11,250)
Net income attributable to the partners	—	34,957	6,370	8,385	49,712
Unit-based compensation expense	—	3,497	—	—	3,497
Other	—	(1,059)	—	—	(1,059)
Balance at June 30, 2018	$12,495	$(21,709)	$3,415	$169,038	$163,239

	Net Investment	Common Units	Subordinated Units - PBF	IDR Holder	Noncontrolling Interest	Total
Balance at December 31, 2016	$16,750	$241,275	$(276,083)	$1,266	$179,882	$163,090
Net loss attributable to Development Assets	(2,494)	—	—	—	—	(2,494)
Net loss attributable to PNGPC	(150)	—	—	—	—	(150)
Sponsor Contributions	7,852	—	—	—	—	7,852
Allocation of PNGPC assets acquired to unitholders	(11,538)	11,592	(54)	—	—	—
Distributions to PBF LLC related to the PNGPC Acquisition	—	(11,600)	—	—	—	(11,600)
Quarterly distributions to unitholders (including IDRs)	—	(24,129)	(14,457)	(2,951)	—	(41,537)
Distributions to TVPC members	—	—	—	—	(12,254)	(12,254)
Net income attributable to the partners	—	29,963	14,163	3,793	7,419	55,338
Unit-based compensation expense	—	3,708	—	—	—	3,708
Subordinated unit conversion to common units	—	(276,433)	276,433	—	—	—
Other	—	(4)	(2)	(1)	(1,000)	(1,007)
Balance at June 30, 2017	$10,420	$(25,628)	$—	$2,107	$174,047	$160,946

Distributions Made to Unitholders
The allocation of total quarterly distributions to general and limited partners for the three and six months ended June 30, 2018 and 2017 is shown in the table below. The Partnership’s distributions are declared subsequent to quarter end (distributions of $0.4950 and $0.4700 per unit declared for the three months ended June 30, 2018 and 2017, respectively, and $0.4900 and $0.4600 per unit declared for the three months ended March 31, 2018 and 2017, respectively); therefore, the table represents total estimated distributions applicable to the period in which the distributions are earned:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
IDR - PBF LLC	$3,415	$2,107	$6,370	$3,793
Limited partners’ distributions:
Common	22,800	20,000	43,770	32,272
Subordinated - PBF LLC	—	—	—	7,308
Total distributions	26,215	22,107	50,140	43,373
Total cash distributions (1)	$25,866	$21,797	$49,419	$42,735
(1) Excludes phantom unit distributions which are accrued and paid upon vesting.